Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash equivalents
Interest earned	303,228	500,620
Unrecognized tax benefits
Amount accrued for interest and penalties
Purchase an aggregate of common stock	17,600,000	17,600,000
Federal depository insurance coverage expense		$ 250,000